Subsequent Events (Details)								1 Months Ended			12 Months Ended
	Apr. 09, 2020 CAD ($) shares	Apr. 09, 2020 $ / shares	Apr. 03, 2020 CAD ($)	Mar. 06, 2020 CAD ($)	Feb. 06, 2020 CAD ($) shares	Feb. 06, 2020 CAD ($) $ / shares shares	Mar. 06, 2019	Feb. 14, 2020 CAD ($) shares	Feb. 14, 2020 $ / shares	Mar. 29, 2019	Dec. 31, 2019 CAD ($) shares Option	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option	Feb. 06, 2020 $ / shares	Jan. 31, 2020 CAD ($) shares	Jan. 31, 2020 $ / shares	Nov. 18, 2019 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Interest rate											5.00%	5.00%
Proceeds from issuing shares											$ 22,768,576		$ 60,600,000	$ 40,940,674
Proceeds from warrants exercised											$ 1,062,500
Number of shares granted | Option											6,615,500		2,811,000	5,905,000
Number of restricted share units granted | Option											475,000		5,000	825,000
Pure Sunfarms [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares cancelled | shares																		5,940,000
Payment against shareholder loan																		$ 5,940,000
Ownership share reduced											46.47%	46.47%
Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional investment by Village Farm			$ 8,000,000
Event After Reporting Period [Member] | Pure Sunfarms [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of supply provision by Pure Sunfarms				40.00%						25.00%
Transfer of equity to Village Farms				2.50%
Fund provided by Village Farm				$ 8,000,000
Proportion of ownership interest in associate				42.60%
Event After Reporting Period [Member] | Sciences [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt settlement amount																$ 2,816,963
Common shares issued in settlement of debt | shares																9,713,666
Deemed value price per share | $ / shares																	$ 0.29
Borrowings																$ 794,182
Event After Reporting Period [Member] | Sciences [Member] | Trades payable [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																$ 2,022,781
Event After Reporting Period [Member] | Convertible debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued in settlement of debt | shares					1,322,627	1,322,627
Deemed value price per share | $ / shares															$ 0.29
Accrued interest					$ 383,562	$ 383,562
Event After Reporting Period [Member] | Shareholders loan [Member] | Pure Sunfarms [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 13,000,000
Accrued interest				1,100,000
Event After Reporting Period [Member] | Promissory note [Member] | Pure Sunfarms [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 952,237
Interest rate				6.20%
Maturity date							Dec. 31, 2020
Event After Reporting Period [Member] | Credit facility with existing lender [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 59,000,000
Maturity date			Feb. 07, 2022
Event After Reporting Period [Member] | Accordion provisions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 22,500,000
Event After Reporting Period [Member] | Revolving operating loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			7,500,000
Event After Reporting Period [Member] | Term loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			10,000,000
Event After Reporting Period [Member] | Existing Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 19,000,000
Bottom of range [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity position reduced in Joint Venture			1.30%
Bottom of range [Member] | Event After Reporting Period [Member] | Revolver and New term loan accordion provision [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 7,500,000
Top of range [member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity position reduced in Joint Venture			41.30%
Top of range [member] | Event After Reporting Period [Member] | Revolver and New term loan accordion provision [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 15,000,000
First tranche of prospectus offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | shares											4,580,000
Options expiry period											5 years
Number of restricted share units granted | shares											375,000
Number of restricted share units granted vesting period											1 year
First tranche of prospectus offering [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares					$ 3,000,000
Number of unit issued | shares					7,596,551
Unit issued price per unit | $ / shares						$ 0.29
Gross proceeds from unit issued					$ 2,203,000
Warrant exercise price | $ / shares						$ 0.385
Warrants term					5 years
First tranche of prospectus offering [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, option granted | $ / shares												$ 0.29
First tranche of prospectus offering [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, option granted | $ / shares												0.32
Directors and Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | shares											1,500,000
Exercise price, option granted | $ / shares												$ 0.165
Options expiry period											5 years
Final tranche of prospectus offering [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares								$ 3,000,000
Number of unit issued | shares								2,748,276
Unit issued price per unit | $ / shares									$ 0.29
Gross proceeds from unit issued								$ 797,000
Warrant exercise price | $ / shares									$ 0.385
Warrants term								5 years
September Warrants [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares		$ 2.00
Warrants issued | shares	12,500,000
Value of warrants issued in connection with convertible debenture financing	$ 25,000,000
Warrants expiration date	Sep. 09, 2021
Proceeds from warrants exercised	$ 1,062,500
0.17 Warrants [Member] | Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercise price | $ / shares		$ 0.17
Warrants issued | shares	6,250,000
Warrants description	If, at any time prior to the expiry date of the $0.17 Warrants, the closing market price of the Common Shares on the TSXV is greater than $0.2125 for 10 consecutive trading days, the Company may deliver a notice to the holder of the $0.17 Warrants accelerating the expiry date of the $0.17 Warrants to the date that is 30 days following the date of such notice; and 6,250,000 Warrants will have an exercise price of $0.21 per Common Share (the "$0.21 Warrants"). If, at any time prior to the expiry date of the $0.21 Warrants, the closing market price of the Common Shares on the TSXV is greater than $0.2625 for 10 consecutive trading days, the Company may deliver a notice to the holder of the $0.21 Warrants accelerating the expiry date of the $0.21 Warrants to the date that is 30 days following the date of such notice (collectively, the “Warrant Repricing”).